APPENDIX I
UNITED STATES

OMB APPROVAL

     SECURITIES AND EXCHANGE COMMISSION

OMB Number:   3235-0456

Washington, D.C. 20549

Expires: July 31, 2006



Estimated average burden
hours per response....... 1

FORM 24F-2



Annual Notice of Securities Sold



Pursuant to Rule 24f-2






Read instructions at end of Form before preparing Form.
Please print or type.




1 Name and address of issuer:



Lebenthal Funds, Inc.



120 Broadway



New York, NY 10271






2.The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


Lebenthal New York Municipal Bond Fund



Lebenthal New Jersey Municipal Bond Fund


Lebenthal Taxable Municipal Bond Fund








3. Investment Company
Act File Number:




811-6170


     Securities Act File Number:




33-36784






4(a).  Last day of fiscal
year for which this
Form is filed:




November 30, 2003





 Check box if this Form is being filed late
(ie., more than 90 calendar days
after the end of the fiscal year). (See Instruction A.2)







Note: If the Form is being filed late, interest must be paid on the registration fee due.






4(c).Check box if this is the last time the issuer will be filing this Form.














5.  Calculation of registration fee:


(i)
Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

$33,216,117




(ii)
Aggregate price of securities redeemed or repurchased during the fiscal year:



$14,453,269




(iii)
Aggregate price of securities redeemed or repurchased



during any prior fiscal year ending no earlier than October


11, 1995 that were not previously used to reduce registration fees payable to the Commission:

$0




(iv)
Total available redemption credits [add Item 5(ii) and 5(iii):
$14,453,269




(v)
Net sales - If Item 5(i) is greater than Item 5(iv)



subtract Item 5(iv) from Item 5(i)


$18,762,848




(vi)
Redemption credits available for use in future years

$0

- if Item 5(i) is less than Item 5(iv)
 [subtract Item 5(iv) from Item 5(i)]:




(vii)
Multiplier for determining registration fee (See




$0.0001267




(viii)
Registration fee due [multiply Item 5(v) by Item



 5(vii)] (enter 'O' if no fee is due):
=
$2,377.25








6. Prepaid Shares



If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
 deducted here: If there is a number
of shares or other units that were registered pursuant to
 rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:







7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
 (see Instruction D):





+
$            0




8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


=$2,377.25







9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:




Method of Delivery:




   Wire Transfer



Mail or other means























SIGNATURES






This report has been signed below by the following persons
 on behalf of the issuer and in the capacities and on the dates indicated.







By (Signature and Title.)




Ronald B. Maggiacomo











Treasurer


Date______________








Please print the name and title of the signing officer below the signature.